UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Equity Income Fund Schedule of Investments June 30, 2005
	Shares	Market Value ($000)

COMMON STOCKS (95.7%)

Auto & Transportation (2.3%)
Dana Corp.	1,455,600	$21,849
Gentex Corp.	1,076,800	19,598
General Motors Corp.	536,200	18,231
Delphi Corp.	2,345,950	10,909
Ford Motor Co.	909,300	9,311
United Parcel Service, Inc.	129,000	8,922
Lear Corp.	187,850	6,834

		95,654

Consumer Discretionary (5.5%)
Kimberly-Clark Corp.	608,275	38,072
Regal Entertainment Group Class A	1,120,400	21,153
International Game Technology	678,097	19,088
Newell Rubbermaid, Inc.	798,400	19,034
New York Times Co. Class A	586,300	18,263
The News Corp., Inc.	1,080,450	17,482
Gannett Co., Inc.	213,900	15,215
Leggett & Platt, Inc.	544,100	14,462
R.R. Donnelley & Sons Co.	255,600	8,821
Home Depot, Inc.	225,875	8,787
Gillette Co.	171,508	8,683
McDonald's Corp.	311,600	8,647
Belo Corp. Class A	357,200	8,562
Limited Brands, Inc.	391,412	8,384
Eastman Kodak Co.	245,624	6,595
Viacom Inc. Class B	148,800	4,765
Clear Channel Communications, Inc.	113,900	3,523

		229,536

Consumer Staples (6.3%)
Altria Group, Inc.	836,455	54,085
Kellogg Co.	736,010	32,708
General Mills, Inc.	509,473	23,838
Colgate-Palmolive Co.	419,000	20,912
The Coca-Cola Co.	466,105	19,460
Diageo PLC ADR	317,750	18,843
Albertson's, Inc.	889,900	18,403
Kraft Foods Inc.	397,500	12,644
H.J. Heinz Co.	355,064	12,576
Sysco Corp.	252,000	9,120
Sara Lee Corp.	451,970	8,954
ConAgra Foods, Inc.	374,400	8,671
The Procter & Gamble Co.	149,950	7,910
Campbell Soup Co.	224,366	6,904
PepsiCo, Inc.	120,300	6,488
The Clorox Co.	60,897	3,393

		264,909

Financial Services (30.9%)
Citigroup, Inc.	2,912,466	134,643
Bank of America Corp.	2,928,371	133,563
JPMorgan Chase & Co.	1,822,509	64,371
SunTrust Banks, Inc.	890,200	64,308
Wells Fargo & Co.	1,016,565	62,600
Merrill Lynch & Co., Inc.	891,023	49,015
The Chubb Corp.	531,801	45,527
U.S. Bancorp	1,328,731	38,799
Wachovia Corp.	776,224	38,501
PNC Financial Services Group	685,094	37,310
XL Capital Ltd. Class A	482,800	35,930
MBNA Corp.	1,359,300	35,559
National City Corp.	1,024,600	34,959
The Bank of New York Co., Inc.	1,016,275	29,248
ACE Ltd.	636,300	28,538
Regency Centers Corp. REIT	462,200	26,438
Comerica, Inc.	416,500	24,074
Freddie Mac	343,750	22,423
MBIA, Inc.	336,335	19,948
State Street Corp.	405,714	19,576
Washington Mutual, Inc.	473,965	19,286
New York Community Bancorp, Inc.	1,013,700	18,368
Mellon Financial Corp.	638,900	18,330
Northern Trust Corp.	401,800	18,318
Cincinnati Financial Corp.	452,843	17,914
Marsh & McLennan Cos., Inc.	543,100	15,044
Fifth Third Bancorp	361,900	14,914
Fannie Mae	237,200	13,853
Lincoln National Corp.	250,862	11,770
Arthur J. Gallagher & Co.	419,397	11,378
Fidelity National Financial, Inc.	309,940	11,062
Synovus Financial Corp.	353,000	10,121
Paychex, Inc.	299,400	9,742
Independence Community Bank Corp.	253,600	9,365
Jefferson-Pilot Corp.	180,600	9,106
Dow Jones & Co., Inc.	254,100	9,008
First Horizon National Corp.	212,000	8,946
BB&T Corp.	221,700	8,861
Regions Financial Corp.	258,027	8,742
Allstate Corp.	138,700	8,287
Astoria Financial Corp.	288,150	8,204
Nuveen Investments, Inc. Class A	217,900	8,197
Zions Bancorp	105,300	7,743
Aon Corp.	307,600	7,702
City National Corp.	107,100	7,680
Protective Life Corp.	181,100	7,646
* KKR Financial Corp. REIT	281,600	7,040
KeyCorp	208,770	6,921
Nationwide Financial Services, Inc.	176,500	6,696
Morgan Stanley	123,600	6,485
FirstMerit Corp.	248,000	6,475
Hudson City Bancorp, Inc.	482,400	5,504
General Growth Properties Inc. REIT	126,730	5,207
Mercury General Corp.	72,200	3,936
American International Group, Inc.	37,700	2,190
Hospitality Properties Trust REIT	6,854	302

		1,295,673

Health Care (7.7%)
Wyeth	1,722,698	76,660
Pfizer Inc.	2,238,655	61,742
Abbott Laboratories	1,149,236	56,324
Baxter International, Inc.	1,016,000	37,694
Johnson & Johnson	421,341	27,387
Bristol-Myers Squibb Co.	728,932	18,209
Eli Lilly & Co.	326,369	18,182
Merck & Co., Inc.	498,588	15,357
GlaxoSmithKline PLC ADR	286,893	13,917

		325,472

Integrated Oils (8.4%)
ExxonMobil Corp.	2,143,730	123,200
ConocoPhillips Co.	1,668,600	95,928
BP PLC ADR	976,586	60,919
Chevron Corp.	482,790	26,998
Shell Transport & Trading Co. ADR	371,900	21,593
Royal Dutch Petroleum Co. ADR	212,500	13,791
Unocal Corp.	173,375	11,278

		353,707

Other Energy (0.4%)
Williams Cos., Inc.	583,200	11,081
Apache Corp.	121,300	7,836

		18,917

Materials & Processing (7.6%)
Dow Chemical Co.	1,671,745	74,443
Alcoa Inc.	1,935,500	50,575
E.I. du Pont de Nemours & Co.	1,081,027	46,495
PPG Industries, Inc.	451,100	28,311
Air Products & Chemicals, Inc.	379,600	22,890
Weyerhaeuser Co.	287,900	18,325
Archer-Daniels-Midland Co.	795,000	16,997
Freeport-McMoRan Copper & Gold, Inc. Class B	263,300	9,858
Valspar Corp.	196,400	9,484
Sonoco Products Co.	251,700	6,670
Avery Dennison Corp.	106,100	5,619
Aracruz Celulose SA ADR	160,100	5,564
Bowater Inc.	170,000	5,503
Packaging Corp. of America	215,200	4,530
Temple-Inland Inc.	120,400	4,473
International Paper Co.	141,620	4,278
Alcan Inc.	119,200	3,576

		317,591

Producer Durables (6.3%)
Caterpillar, Inc.	1,045,300	99,628
Emerson Electric Co.	984,259	61,644
Northrop Grumman Corp.	437,050	24,147
Koninklijke (Royal) Philips Electronics N.V	763,950	19,244
Pitney Bowes, Inc.	396,735	17,278
United Technologies Corp.	235,800	12,108
Lockheed Martin Corp.	173,975	11,286
Dover Corp.	246,000	8,950
The Boeing Co.	77,732	5,130
Hubbell Inc. Class B	91,800	4,048

		263,463

Technology (2.0%)
Rockwell Automation, Inc.	428,500	20,872
Electronic Data Systems Corp.	788,500	15,179
Hewlett-Packard Co.	586,200	13,782
Microsoft Corp.	438,850	10,901
International Business Machines Corp.	103,400	7,672
Raytheon Co.	194,200	7,597
* Accenture Ltd.	278,500	6,314

		82,317

Utilities (15.4%)
SBC Communications Inc.	2,710,873	64,383
Exelon Corp.	1,148,100	58,932
Dominion Resources, Inc.	773,885	56,795
FPL Group, Inc.	1,228,066	51,652
Entergy Corp.	609,450	46,044
BellSouth Corp.	1,599,804	42,507
Verizon Communications Inc.	1,173,982	40,561
AT&T Corp.	1,472,670	28,040
Sprint Corp.	892,200	22,385
Puget Energy, Inc.	924,300	21,610
Consolidated Edison Inc.	459,400	21,518
Southern Co.	607,300	21,055
Questar Corp.	280,500	18,485
Duke Energy Corp.	599,334	17,818
TXU Corp.	185,100	15,380
Cinergy Corp.	328,000	14,701
SCANA Corp.	318,700	13,612
Constellation Energy Group, Inc.	223,900	12,917
PPL Corp.	180,600	10,724
Kinder Morgan, Inc.	125,000	10,400
Northeast Utilities	462,500	9,648
Public Service Enterprise Group, Inc.	155,400	9,451
Pinnacle West Capital Corp.	200,400	8,908
ALLTEL Corp.	131,200	8,171
Ameren Corp.	142,500	7,880
NiSource, Inc.	299,500	7,407
PanAmSat Holding Corp.	359,600	7,375

		648,359

Other (2.9%)
General Electric Co.	1,220,024	42,274
Honeywell International Inc.	690,137	25,280
Teleflex Inc.	366,800	21,777
Textron, Inc.	228,300	17,317
Tyco International Ltd.	517,900	15,123

		121,771

TOTAL COMMON STOCKS
(Cost $3,323,159)		4,017,369

TEMPORARY INVESTMENTS (5.5%)

Exchange-Traded Fund (2.5%)
Vanguard Index Participation Equity Receipts - Value Index	1,908,100	105,232

Money Market Fund (2.2%)
Vanguard Market Liquidity Fund, 3.139%**	91,536,672	91,537

	Face
	Amount
	(000)

Repurchase Agreement (0.6%)
Goldman Sachs & Co.
3.450%, 7/1/2005	$27,800	27,800
(Dated 6/30/2005,
Repurchase Value $27,803,000
collateralized by Federal National Mortgage Assn
5.500%, 6/1/2035)

U.S. Agency Obligation (0.2%)
Federal Home Loan Mortgage Corp.†
(1) 3.002%, 7/19/2005	7,000	6,989

TOTAL TEMPORARY INVESTMENTS
(Cost $225,088)		231,558

TOTAL INVESTMENTS (101.2%)
(Cost $3,548,247)		4,248,927

OTHER ASSETS AND LIABILITIES-NET (-1.2%)		(50,053)

NET ASSETS (100%)		$4,198,874

   *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)Securities with a value of $6,989,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2005, the cost of investment securities for tax purposes was $3,548,247,000. Net unrealized appreciation of investment securities for tax purposes was $700,680,000, consisting of unrealized gains of $767,171,000 on securities that had risen in value since their purchase and $66,491,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.6% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P Midcap 400 Index	84	$28,911	($65)
E-mini S&P 500 Index	260	15,542	(159)
S&P 500 Index	44	13,151	(193)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.